Loans and Allowance for Credit Losses - Schedule of Amortized Cost Basis of Collateral Dependent Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 4,838	$ 638	$ 665
Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,838	638
Other Collateral [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	0
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,949	130	134
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,949	130
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member] | Other Collateral [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	0
Real Estate Portfolio Segment [Member] | Commercial and Multifamily [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,889	508	531
Real Estate Portfolio Segment [Member] | Commercial and Multifamily [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,889	508
Real Estate Portfolio Segment [Member] | Commercial and Multifamily [Member] | Other Collateral [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	0
Real Estate Portfolio Segment [Member] | Construction, Land Development and Farmland [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	0	0
Real Estate Portfolio Segment [Member] | Construction, Land Development and Farmland [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	0
Real Estate Portfolio Segment [Member] | Construction, Land Development and Farmland [Member] | Other Collateral [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	0
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	0	0
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	0
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Other Collateral [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	0
Commercial, Industrial and Agricultural [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	0	0
Commercial, Industrial and Agricultural [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	0
Commercial, Industrial and Agricultural [Member] | Other Collateral [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	0
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	0	$ 0
Consumer Portfolio Segment [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	0
Consumer Portfolio Segment [Member] | Other Collateral [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 0	$ 0